BORROWINGS - Weighted Average Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total	$ 8,823	$ 12,913
Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average rate (%)	10.10%	8.70%
Weighted average term (years)	6 years 6 months	5 years 1 month 6 days